Employees	12 Months Ended
Dec. 31, 2021
Employees [Abstract]
Employees
8. Employees

Including the directors, the Group’s average number of employees during the year was 241 (2020: 174; 2019: 99).

Aggregate remuneration comprised:

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Wages and salaries	46,983	32,688	17,268
Social security costs	4,225	3,431	2,037
Pension costs - employees	1,643	1,213	769
Directors' remuneration	3,138	2,158	2,555
Shared based payments	8,341	4,729	841
Total employee costs	64,330	44,219	23,470

The directors of the Company held the following share options over shares of Amryt Pharma plc at December 31, 2021:

	December 31, 2021
Director	Number	Exercise price		Expiration Date
Joseph Wiley	2,031,350	$2.804		March 7, 2028
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026
Raj Kannan	3,189,995	$2.04 - $4.08		August 8, 2028 - February 8, 2031
Dr. Roni Mamluk	1,380,380	$0.68 - $5.02		November 14, 2024 - June 10, 2030
Raymond T. Stafford	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
George P. Hampton, Jr.	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Dr. Alain H. Munoz	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Donald K. Stern	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Dr. Patrick V.J.J. Vink	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Stephen T. Wills	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028

	December 31, 2020
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026
Raymond T. Stafford	220,000	$2.25		July 9, 2027
George P. Hampton, Jr.	220,000	$2.25		July 9, 2027
Dr. Alain H. Munoz	220,000	$2.25		July 9, 2027
Donald K. Stern	220,000	$2.25		July 9, 2027
Dr. Patrick V.J.J. Vink	220,000	$2.25		July 9, 2027
Stephen T. Wills	220,000	$2.25		July 9, 2027

	December 31, 2019
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026

During the year ended December 31, 2021, a total of 7,261,725 share options were granted to directors of the Company. Joseph Wiley was granted a total of 2,031,350 share options, a total of 220,000 share options were granted to each of Dr. Roni Mamluk and Raj Kannan and a total of 110,000 share options were granted to each of Raymond T. Stafford, George P. Hampton, Jr., Dr. Alain H. Munoz, Donald K. Stern, Dr. Patrick V.J.J. Vink and Stephen T. Wills. Additionally, a total of 1,160,380 and 2,969,995 stock options were issued by Amryt to replace Chiasma stock options held by Dr. Roni Mamluk and Raj Kannan, respectively.

During the year ended December 31, 2020, a total of 1,320,000 share options were granted to directors of the Company. A total of 220,000 share options were granted to each Raymond T. Stafford, George P. Hampton, Jr., Dr. Alain H. Munoz, Donald K. Stern, Dr. Patrick V.J.J. Vink and Stephen T. Wills.

Further information on the compensation of key management personnel is included in Note 23, Related party transactions, of these financial statements.